FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2011

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST

Federated Muni and Stock Advantage Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statement of Additional Information dated December 31, 2011, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 107 on December 29, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary